SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF SHORT-TERM DEBT

The short-term debt balances were as follows:

	June 30, 2022 (Unaudited)	December 31, 2021

Debenture agreements with a shareholder at 10% interest rate beginning in February 2019 - December 2019, one year maturity, were due February 2020 – December 2020, principal and interest convertible at $2.80 per share into common stock at the option of the holder until repaid. All principal and accrued interest converted during 2021 except one remaining $50,000 debenture and accrued interest of $12,079.	$50,000	$50,000
Loan Agreement with Shanghai Bank at 2.68% interest rate per annum due January 2023.	67,313	-
Loan agreement with Hua Nam bank at 2.42% interest rate per annum due September 2022.	100,969	-

Balance at end of period	$218,282	$50,000

SCHEDULE OF LONG-TERM DEBT

Long-term debt balances were as follows:

	June 30, 2022 (Unaudited)	December 31. 2021

Loans from Shanghai Bank with interest rates 1.00% - 1.5% per annum due February 2024 – November 2026	371,091	469,087

Current Portion of Long-term debt	(112,188)	(120,284)

Balance at end of period	$259,903	$338,803

Previously Reported [Member]
SCHEDULE OF SHORT-TERM DEBT

The short-term debt balances were as follows:

	December 31, 2021	December 31, 2020

Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity, was due October 2018. principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid.	$-	$100,000

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due December 2021, 2019 loan at 2.61% interest paid, February - April 2020	-	71,238

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019, one year maturity, were due February 2020 – December 2020, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid. All principal and accrued interest converted during 2021 except one remaining $50,000 debenture and accrued interest of $12,079.	50,000	346,250

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - February 2021, one year maturity, due January 2021 – February 2022, principal and interest convertible at $0.35 per share into common stock at the option of the holder until repaid. All principal and accrued interest converted during 2021.	-	313,500

Short-term three month loan at 0% interest from a shareholder in June 2020, was due September 2020.	-	35,000

Balance at end of period	$50,000	$865,988

SCHEDULE OF LONG-TERM DEBT

The Long-term debt balances were as follows:

Loans from Shanghai Bank with interest rates 1.00% - 1.5% per annum due February 2024 – November 2026	469,087	-

Current Portion of Long-term debt	(120,284)	-

Balance at end of period	$338,803	-